Statement to Securityholder

Ally Auto Receivables Trust 2011-1

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2011-1

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	2/9/2011

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2011-1

5. Collateral Summary	Collection Period, Begin:	10/1/2014

	Collection Period, End:	10/31/2014

6. Charge-Off and Delinquency Rates	Determination Date:	11/10/2014

7. Credit Instruments	Distribution Date:	11/17/2014

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com
The Class B and Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2011-1

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005TAA5	246,000,000.00	0.00	0.31527000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005TAB3	398,000,000.00	0.00	0.81000000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02005TAC1	353,000,000.00	0.00	1.38000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02005TAD9	252,550,000.00	39,243,435.41	2.23000000	11,875,050.76	72,927.38	11,947,978.14	0.00	0.00	27,368,384.65
B	02005TAE7	36,260,000.00	36,260,000.00	2.76000000	0.00	83,398.00	83,398.00	0.00	0.00	36,260,000.00
C	02005TAF4	37,590,000.00	37,590,000.00	2.96000000	0.00	92,722.00	92,722.00	0.00	0.00	37,590,000.00
Deal Totals		1,323,400,000.00	113,093,435.41		11,875,050.76	249,047.38	12,124,098.14	0.00	0.00	101,218,384.65

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	155.38877612	47.02059299	0.28876413	47.30935712	0.00000000	108.36818313
B	1,000.00000000	0.00000000	2.30000000	2.30000000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.46666667	2.46666667	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2011-1

Beginning Aggregate Note Pool Factor:	85.45672919
Ending Aggregate Note Pool Factor:	76.48359124

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary

Class	Accrual Methodology	Beginning Note	Note Rate	Target Interest	Actual Interest	Interest Shortfall	Remaining Unpaid
		Principal Balance		Distribution	Distribution	Amount	Interest Carryover
						Allocated/(Repaid)	Shortfall
						(1) - (2) = (3)
				(1)	(2)	(3)
A-1	Actual/360	0.00	0.31527000	0.00	0.00	0.00	0.00
A-2	30/360	0.00	0.81000000	0.00	0.00	0.00	0.00
A-3	30/360	0.00	1.38000000	0.00	0.00	0.00	0.00
A-4	30/360	39,243,435.41	2.23000000	72,927.38	72,927.38	0.00	0.00
Class A Totals		39,243,435.41		72,927.38	72,927.38	0.00	0.00

B	30/360	36,260,000.00	2.76000000	83,398.00	83,398.00	0.00	0.00
C	30/360	37,590,000.00	2.96000000	92,722.00	92,722.00	0.00	0.00
Deal Totals		113,093,435.41		249,047.38	249,047.38	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-1

4. Collections and Distributions

Collections
Receipts During the Period	12,528,475.92
Administrative Purchase Payments	11,201.77
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	116,943.22
Other Fees or Expenses Paid	0.00
Total Collections	12,656,620.91

Beginning Reserve Account Balance	6,714,406.33
Total Available Amount	19,371,027.24

Distributions
Total Available Amount	19,371,027.24
Basic Servicing Fee	121,848.55
Aggregate Class A Interest Distributable Amount	72,927.38
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	83,398.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	92,722.00
Third Priority Principal Distributable Amount	0.00
Reserve Account Deposit	6,714,406.33
Noteholders' Regular Principal Distributable Amount	11,875,050.76
Indenture Trustee Expenses	0.00
Excess Total Available Amount to the Certificateholders	410,674.22

Supplemental Servicing Fees	26,318.55
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	1,949.11

Statement to Securityholder

Ally Auto Receivables Trust 2011-1
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	56,193	18,640	17,863
Deal Totals	Aggregate Receivables Principal Balance	1,342,881,265.30	143,308,263.88	131,433,213.12
	Aggregate Amount Financed	1,420,003,848.96	146,218,257.92	133,982,366.78

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon	Average Coupon	Average Original	Average Original	Average Original	Average	Average	Average
				Maturity	Maturity	Maturity	Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.84000000	3.88028145	3.90288690	64.62	66.77	66.95	59.67	19.83	19.03

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.61%	1.36%	1.69%	1.19%	1.32%	1.22%	1.03%	1.34%	1.30%	1.25%	1.14%	1.17%	1.20%	1.25%	1.45%	1.41%	1.32%	1.31%	1.44%	1.47%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.23%	1.46%	1.27%	1.35%	1.32%	1.25%	1.31%	1.44%	1.37%	1.28%	1.48%	1.39%	1.34%	1.31%	1.12%	1.22%	1.23%	1.13%	1.25%	1.22%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.22%	1.20%	1.28%	1.13%	1.20%	1.19%

Statement to Securityholder

Ally Auto Receivables Trust 2011-1

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	140,100,312.35	27,563.01	0.2361%	17,863	25	0.1400%
Preceding	152,645,966.80	30,424.05	0.2392%	18,640	32	0.1717%
Next Preceding	165,523,051.17	(55,709.90)	-0.4039%	19,338	42	0.2172%
Three Month Average			0.0238%			0.1763%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,420,003,848.96	4,346,246.71	0.3061%	31 - 60 days	202	2,154,426.75
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	21	239,638.50
with the prospectus for Ally Auto Receivables Trust 2011-1 related to delinquencies,				> 90 days	4	35,193.16
charge-offs or uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs or uncollectible
amounts.				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	265	2,531,433.25
				Current Period	10	61,150.57
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	10	10,473.56
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	265	2,582,110.26
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2011-1

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	6,174,406.33	6,714,406.33	0.00	0.00	0.00	6,714,406.33	6,714,406.33

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	19,481,265.30
Current Overcollateralization	30,214,828.47
Overcollateralization Target	30,214,828.47

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2011-1. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2011-1 will perform in the future.